Income Tax - Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Income tax rates	8.90%	10.30%	12.50%
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%	35.00%	30.00%
Tax rate effect from change in tax rate	5.00%	35.00%	35.00%
Brazil
Disclosure Of Income Taxes [Line Items]
Income tax rates	34.00%
Brazil | Imposto de Renda de Pessoa Juridica
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Brazil | Contribuiyao Social sobre o Lucro Liquido
Disclosure Of Income Taxes [Line Items]
Income tax rates	9.00%
Argentina | Progressive Rate 1
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Argentina | Progressive Rate 2
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%
Chile
Disclosure Of Income Taxes [Line Items]
General tax rate	27.00%
Chile | Propyme
Disclosure Of Income Taxes [Line Items]
General tax rate	10.00%
Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates	31.00%
Morocco | Progressive Rate 1
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Morocco | Progressive Rate 2
Disclosure Of Income Taxes [Line Items]
Income tax rates	20.00%
Morocco | Progressive Rate 3
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%